EATON VANCE SPECIAL INVESTMENT TRUST
                                24 Federal Street
                                Boston, MA 02110
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054





                                  CERTIFICATION




         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 2-27962) certifies (a) that the form of prospectuses and statements of additional information dated January 1, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 50 ("Amendment No. 50") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 50 was filed electronically with the Commission (Accession No. 0000950156-97-001024) on December 30, 1997:


                                    Eaton Vance Emerging Markets Fund
                                    Eaton Vance Greater India Fund
                                    Eaton Vance Investors Fund
                                    Eaton Vance Special Equities Fund
                                    Eaton Vance Stock Fund
                                    Eaton Vance Total Return Fund







                                            EATON VANCE SPECIAL INVESTMENT TRUST



                                                       By: /S/  ERIC G. WOODBURY
                                           Eric G. Woodbury, Assistant Secretary
Date:  January 5, 1998